Transactions with related parties, textuals 2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Related Party Transaction [Line Items]
Management fees	$ 305	$ 721
Due from related parties	121		0
Due to related parties	169		657
[DianaShippingServicesSaMember]
Related Party Transaction [Line Items]
Management fees		721
Management fees capitalized		83
Due from related parties	119
Due to related parties			612
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Monthly Brokerage Fee	121
Related Party Transaction, Terms And Manner Of Settlement	The agreement has a term of thirteen months and the fees are payable quarterly in advance, effective April 1, 2013.
Duration of the agreement in months	13
Related Party Transaction, Amounts Of Transaction	700	650
Due from related parties	2		0
[AltairTravelAgencySaMember]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts Of Transaction	445	0
Due to related parties	114		0
[DianaShippingIncMember]
Related Party Transaction [Line Items]
Debt Instrument Issuance Date	May 20, 2013
Debt Instrument Face Amount	50,000
Number of trances for loan drawdown	5
Debt Instrument Description Of Variable Rate Basis	Libor
Loan Margin Percentage	5.00%
Back End Fee Percentage	1.25%
Debt Instrument, Maturity Date, Description	fourth anniversary of the first drawdown date
Amount drawn under the loan agreement	$ 0